Income Taxes - Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal rate	35.00%	[1]	35.00%	[1]	35.00%	[1]
State and local income taxes, net of federal income tax benefit	1.30%	[1]	1.60%	[1]	2.00%	[1]
Tax-exempt income	(3.30%)	[1]	(3.10%)	[1]	(3.10%)	[1]
Foreign operations	(3.00%)	[1]	(4.40%)	[1]	(5.30%)	[1]
Tax credits	(0.80%)	[1]	(2.00%)	[1]	(3.40%)	[1]
Tax litigation	0.00%	[1]	16.50%	[1]	0.00%	[1]
Carryback claim	(4.70%)	[1]	0.00%	[1]	0.00%	[1]
Leverage lease adjustment	(1.10%)	[1]	(2.10%)	[1]	(0.20%)	[1]
Nondeductible litigation expense	2.10%	[1]	0.00%	[1]	0.00%	[1]
Other – net	0.10%	[1]	0.60%	[1]	0.10%	[1]
Effective tax rate	25.60%	[1]	42.10%	[1]	25.10%	[1]

[1]	Results for 2013 and 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.